Related Party Transactions - Schedule of Balances with Related Parties (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Fuzhou Tianyu [Member]
Schedule of Balances with Related Parties [Abstract]
Total due from related parties		$ 59	$ 41
Total due to related parties			18
Fujian Desheng [Member]
Schedule of Balances with Related Parties [Abstract]
Total due from related parties			39
Zhangwu Changjiang [Member]
Schedule of Balances with Related Parties [Abstract]
Total due from related parties		1,077	26
Changjiang Modeling [Member]
Schedule of Balances with Related Parties [Abstract]
Total due from related parties		296	582
Kunshan Changjiang [Member]
Schedule of Balances with Related Parties [Abstract]
Total due from related parties		265	13
Fujian Bafang [Member]
Schedule of Balances with Related Parties [Abstract]
Total due from related parties		4
Total due to related parties	[1]	1,436	1,662
Chongqing Changjiang [Member]
Schedule of Balances with Related Parties [Abstract]
Total due from related parties		32
Changzhou Changjiang [Member]
Schedule of Balances with Related Parties [Abstract]
Total due from related parties		88
Shiyan Changjiang [Member]
Schedule of Balances with Related Parties [Abstract]
Total due from related parties		78
Xiantao Modeling [Member]
Schedule of Balances with Related Parties [Abstract]
Total due from related parties		169
Chengdu Changjiang [Member]
Schedule of Balances with Related Parties [Abstract]
Total due from related parties		5
Fuzhou Tianyu Management [Member]
Schedule of Balances with Related Parties [Abstract]
Total due from related parties		1
Total due to related parties			7
Fuzhou Puhui Technology Co., Ltd [Member]
Schedule of Balances with Related Parties [Abstract]
Total due from related parties		205
Related Party [Member]
Schedule of Balances with Related Parties [Abstract]
Total due from related parties		2,279	701
Total due to related parties		1,546	1,687
Yongteng Liu [Member]
Schedule of Balances with Related Parties [Abstract]
Total due to related parties		$ 110

[1]	On December 10, 2007, the Company entered into an interest-free loan agreement with Fujian Bafang for a principal amount of approximately $1.3 million (RMB 9.6 million). Such loan is due on demand.